Accounts payable trade and other accrued liabilities (Schedule of Accounts Payable Trade and Accrued Liabilities) (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade accounts payable	$ 4,179,830	$ 4,390,413
Other accrued liabilities	1,547,214	2,057,557
Total accounts payable trade and other accrued liabilities	$ 5,727,044	$ 6,447,970